Net (Loss)/Profit per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/profit	¥ 1,190,941	$ 170,303	¥ (1,363,651)	¥ (4,811,713)
Net (income)/loss attributable to noncontrolling interests	2,590	$ 370	16,851	(10,608)
Dilution impact of the convertible senior notes | ¥	21,250
Net (loss)/profit attributable to Bilibili Inc.'s shareholders for basic/dilutive net (loss)/profit per share calculation | ¥	¥ 1,214,781		¥ (1,346,800)	¥ (4,822,321)
Denominator:
Dilutive Share Options and RSUs	7,110,797	7,110,797
Convertible senior notes	18,002,377	18,002,377
Net loss per share, basic | (per share)	¥ 2.85	$ 0.41	¥ (3.23)	¥ (11.67)
Net loss per share, diluted | (per share)	¥ 2.74	$ 0.39	¥ (3.23)	¥ (11.67)
Employee Stock Option
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	1,200,000	1,200,000	828,336	1,271,196
Ordinary Shares
Denominator:
Weighted average number of ordinary shares outstanding, basic	418,913,625	418,913,625	416,470,256	413,210,271
Weighted average number of ordinary shares outstanding, diluted	444,026,799	444,026,799	416,470,256	413,210,271
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share			8,432,613	30,467,211
Restricted Stock Units (RSUs) [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	2,000,000	2,000,000	2,096,485	56,329